Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities:
Net (loss) income	$ 173,284	$ 989,263
Adjustment to reconcile Net Income to net cash provided by operations:
Minority interest (gain) loss	5,147	(1,696)
Depreciation and amortization	132,211	117,579
Amortization of debt discount	168,808	395,939
Gain on settlement of debt	(131,251)
Gain on derivative	(313,832)	(1,721,813)
Changes in assets and liabilities:
Accounts receivable	(509,542)	(14,870)
Note receivable		59,484
Inventory	38,700	(458,889)
Other operating assets		(28,498)
Accounts payable and accruals	(181,778)	(73,780)
Customer deposits		857,021
Other liabilities		253
Net Cash (Used) Provided by Operating Activities	(618,253)	119,993
Cash Flows from Investing Activities:
Purchase of property and equipment	(2,139)	(45,628)
Payments for deferred costs
Proceeds from sales of assets and intangibles
Cash purchased
Net Cash Used by Investing Activities	(2,139)	(45,628)
Cash Flows from Financing Activities:
Proceeds from issuance of note payable	421,667	50,000
Repayments of notes payable	(10,860)	(69,099)
Net Cash Provided by Financing Activities	410,807	(19,099)
Net increase/decrease in Cash	(209,585)	55,266
Cash at beginning of period	356,426	253,221
Cash at end of period	146,841	308,487
Supplemental cash flow information:
Interest paid	37,027	68,128
Taxes paid		800
Supplemental Schedule of Noncash Investing and Financing Activities
Debt converted to stock	$ 1,561,394